Summary of Net Defined Benefit Liability Asset Explanatory (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Change in plan liabilities
Balances – Beginning of the period	$ 29,412	$ 15,435
Current service cost	56	65
Interest cost	210	88
Employee contributions	10
Actuarial gain arising from changes in financial assumptions	(8,528)	(1,130)
Past service cost associated with multi-employer plan		16,137
Actuarial loss arising from change in current assumptions on funding of future pension increases		556
Benefits paid	(514)	(511)
Impact of foreign exchange rate changes	(3,046)	(1,228)
Balances – End of the period	17,600	29,412
Change in plan assets
Balances – Beginning of the period	11,927
Presentation of plan assets as of December 31, 2021		11,963
Remeasurement of plan assets	(2,297)
Employer contributions	40
Employee contributions	10
Benefits paid	(182)
Impact of foreign exchange rate changes	(1,356)	(36)
Balances – End of the period	8,142	11,927
Net liability of the unfunded plans	8,263	12,749
Net liability of the funded plans	1,195	4,736
Net amount recognized as Employee future benefits	9,458	17,485
Amounts recognized:
In net loss	266	(153)
In other comprehensive (gain) loss	(7,921)	(2,408)
Pension defined benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	29,313
Current service cost	48
Interest cost	209
Employee contributions	10
Actuarial gain arising from changes in financial assumptions	(8,528)
Past service cost associated with multi-employer plan
Actuarial loss arising from change in current assumptions on funding of future pension increases
Benefits paid	(513)
Impact of foreign exchange rate changes	(3,032)
Balances – End of the period	17,507	29,313
Change in plan assets
Balances – Beginning of the period	11,927
Presentation of plan assets as of December 31, 2021
Remeasurement of plan assets	(2,297)
Employer contributions	40
Employee contributions	10
Benefits paid	(182)
Impact of foreign exchange rate changes	(1,356)
Balances – End of the period	8,142	11,927
Net liability of the unfunded plans	8,170
Net liability of the funded plans	1,195
Net amount recognized as Employee future benefits	9,365
Amounts recognized:
In net loss	257
In other comprehensive (gain) loss	(7,907)
Other Benefit Plans [member]
Change in plan liabilities
Balances – Beginning of the period	99
Current service cost	8
Interest cost	1
Employee contributions
Actuarial gain arising from changes in financial assumptions
Past service cost associated with multi-employer plan
Actuarial loss arising from change in current assumptions on funding of future pension increases
Benefits paid	(1)
Impact of foreign exchange rate changes	(14)
Balances – End of the period	93	99
Change in plan assets
Balances – Beginning of the period
Presentation of plan assets as of December 31, 2021
Remeasurement of plan assets
Employer contributions
Employee contributions
Benefits paid
Impact of foreign exchange rate changes
Balances – End of the period
Net liability of the unfunded plans	93
Net liability of the funded plans
Net amount recognized as Employee future benefits	93
Amounts recognized:
In net loss	9
In other comprehensive (gain) loss	$ (14)